JUNE 8, 2016

SUMMARY PROSPECTUS

BlackRock FundsSM  |  Class K Shares

➢	BlackRock Health Sciences Opportunities Portfolio

Class K: SHSKX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 537-4942 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated June 8, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Health Sciences Opportunities Portfolio

Investment Objective

The investment objective of BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	0.79%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$81	$252	$439	$978

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, Health Sciences Opportunities invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include stocks of companies not associated with health sciences.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer issuers than a diversified fund.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Health Sciences Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

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Concentration Risk — The Fund’s strategy of concentrating in health sciences and related companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

■	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

■	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

■	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

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The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.

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Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

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Healthcare-Related Securities Risk — Many healthcare-related companies are smaller and less seasoned than companies in other sectors. Healthcare-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Finally, many healthcare-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. In March 2010, President Obama signed into law the Patient Protection and Affordable Care Act designed to reform the healthcare industry. The Fund cannot predict the impact of this legislation on healthcare-related companies or what healthcare-related proposals might be proposed or enacted in the future.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

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Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

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Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Class K Shares do not have a performance history as of the date of this prospectus. As a result, the chart and the table give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares are invested in the same portfolio of securities and performance would differ only to the extent that Institutional Shares and Class K Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares. The table compares the Fund’s performance to that of the Standard & Poor’s (“S&P”) 500® Index and the Russell 3000® Health Care Index. Effective May 29, 2015, the Fund’s performance benchmarks against which the Fund measures its performance are changed from the S&P 500® Index and the Russell 3000® Health Care Index to solely the Russell 3000® Health Care Index. Fund management believes that this change in the Fund’s performance benchmarks more accurately reflects the investment strategies of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock Advisors, LLC (“BlackRock”) and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Institutional Shares

ANNUAL TOTAL RETURNS

BlackRock Health Sciences Opportunities Portfolio

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.62% (quarter ended March 31, 2013) and the lowest return for a quarter was –13.91% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2016 was –9.68%.

As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Health Sciences Opportunities Portfolio — Institutional Shares
Return Before Taxes	11.31%	21.28%	14.35%
Return After Taxes on Distributions	7.52%	18.70%	12.68%
Return After Taxes on Distributions and Sale of Fund Shares	7.94%	16.58%	11.48%
Russell 3000® Health Care Index (Reflects no deduction for fees, expenses or taxes)	7.14%	20.51%	11.03%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2005	Managing Director of BlackRock, Inc.
Erin Xie, PhD	2003	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary (as defined below) that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund in the same account since August 15, 2016.

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.

Tax Information

Different income tax rules apply depending on whether you are invested through a qualified plan exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to Federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-05742 ©BlackRock Advisors, LLC SPRO-HSO-K-0616